Derivatives and Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost
Schedule of amortized cost and estimated fair values of investments and long term debt
Available-for-sale securities	$ 279,556,000	$ 297,916,000
Trading securities	28,508,000	25,437,000
Long-term debt	145,963,000	157,252,000
Fair Value
Schedule of amortized cost and estimated fair values of investments and long term debt
Available-for-sale securities	282,829,000	297,443,000
Trading securities	30,550,000	25,813,000
Long-term debt	$ 149,333,000	$ 161,636,000